UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial reporting period __________ to __________

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2015 to September 30, 2015

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period __________ to __________

Date of Report (Date of earliest event reported)
N/A
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Ygrene Energy Fund, Inc.
(Exact name of securitizer as specified in its charter)
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[025-_____] (Commission File Number of securitizer)	0001657718 (Central Index Key Number of securitizer)

Michael Chan, (707) 236-6650
Name and telephone number, including area code, of the person to contact in connection with this filing.
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

YGRENE ENERGY FUND, INC. (Securitizer)

By: /s/ Michael Chan
Name: Michael Chan
Title: CFO
(Senior Officer in Charge of Securitization)

Date:  November 11, 2015